Cover Page	Jun. 24, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 24, 2021
Entity Registrant Name	OFFICE PROPERTIES INCOME TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34364
Entity Tax Identification Number	26-4273474
Entity Address, Address Line One	Two Newton Place,
Entity Address, Address Line Two	255 Washington Street,
Entity Address, Address Line Three	Suite 300,
Entity Address, City or Town	Newton,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	219-1440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001456772
Amendment Flag	true
Amendment Description	On June 28, 2021, we filed a Current Report on Form 8-K, or the Original Form 8-K, to report that a subsidiary of ours acquired an office property located at 1000 West Fulton Market Street in Chicago, IL, with approximately 531,000 rentable square feet, or 1K Fulton, for $355.0 million, excluding purchase price adjustments and acquisition related costs, from SVF Fulton Chicago, LLC, an unaffiliated third party. We are amending the Original Form 8-K to provide the historical financial statements required by Item 9.01(a) of Form 8-K and to provide the pro forma financial information required by Item 9.01(b) of Form 8-K, which financial statements and pro forma information were not included in the Original Form 8-K as permitted by Item 9.01(a)(3) and Item 9.01(b)(2) of Form 8-K. This amendment reports no other updates or amendments to the Original Form 8-K.
Common Shares Of Beneficial Interest
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	OPI
Security Exchange Name	NASDAQ
6.375% Senior Notes due 2050
Entity Information [Line Items]
Title of 12(b) Security	6.375% Senior Notes due 2050
Trading Symbol	OPINL
Security Exchange Name	NASDAQ